Label	Element	Value
Document And Entity Information Elements	ck0000899148_DocumentDocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 7, 2012
Registrant Name	dei_EntityRegistrantName	RYDEX SERIES FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000899148
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 7, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 7, 2013
Prospectus Date	rr_ProspectusDate	Aug 1, 2012

Guggenheim U.S. Long Short Momentum Fund

RYDEX SERIES FUNDS

U.S. Long Short Momentum Fund (the “Fund”)

Supplement dated May 7, 2013

to the currently effective Statutory and Summary Prospectuses dated August 1, 2012, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Statutory and Summary Prospectuses (together, the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses.

Effective immediately, the current description of the Fund’s principal investment strategies under the heading “Principal Investment Strategies” will be replaced in its entirety as set forth below. The Fund’s principal investment strategies have been revised to clarify the Fund’s investment methodology takes into consideration particular styles demonstrating positive momentum as well as industries demonstrating positive momentum. The changes to the Fund’s principal investment strategies will have no impact on the Fund’s investment objective, investment policies, or fees and expenses.

PRINCIPAL INVESTMENT STRATEGIES – The Fund seeks to respond to the dynamically changing economy by moving its investments among different industries and styles. The Advisor allocates investments to industries and styles according to several measures of momentum. Companies associated with industries and/or styles demonstrating positive momentum are favored while those experiencing negative momentum are disfavored. The Fund may hold both long and short positions. Equity positions are determined based on their associated industry and style momentum, risk characteristics, and liquidity. The Fund invests in equity securities, including small, mid, and large-capitalization securities, such as U.S. traded common stocks and American Depositary Receipts (“ADRs”), but also may invest in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities of companies included in the different sectors or industries to which the Fund is seeking exposure. The Fund may invest in derivatives to hedge or gain leveraged exposure to a particular sector, industry or company depending on market conditions. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also may enter into short sales of broad-based stock indices for hedging purposes in an effort to reduce portfolio risk or volatility. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivative positions or for defensive purposes to seek to avoid losses during adverse market conditions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct significant trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. SUMLSM-SUP-0513x0813

Guggenheim U.S. Long Short Momentum Fund

RYDEX SERIES FUNDS

U.S. Long Short Momentum Fund (the “Fund”)

Supplement dated May 7, 2013

to the currently effective Statutory and Summary Prospectuses dated August 1, 2012, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Statutory and Summary Prospectuses (together, the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses.

Effective immediately, the current description of the Fund’s principal investment strategies under the heading “Principal Investment Strategies” will be replaced in its entirety as set forth below. The Fund’s principal investment strategies have been revised to clarify the Fund’s investment methodology takes into consideration particular styles demonstrating positive momentum as well as industries demonstrating positive momentum. The changes to the Fund’s principal investment strategies will have no impact on the Fund’s investment objective, investment policies, or fees and expenses.

PRINCIPAL INVESTMENT STRATEGIES – The Fund seeks to respond to the dynamically changing economy by moving its investments among different industries and styles. The Advisor allocates investments to industries and styles according to several measures of momentum. Companies associated with industries and/or styles demonstrating positive momentum are favored while those experiencing negative momentum are disfavored. The Fund may hold both long and short positions. Equity positions are determined based on their associated industry and style momentum, risk characteristics, and liquidity. The Fund invests in equity securities, including small, mid, and large-capitalization securities, such as U.S. traded common stocks and American Depositary Receipts (“ADRs”), but also may invest in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities of companies included in the different sectors or industries to which the Fund is seeking exposure. The Fund may invest in derivatives to hedge or gain leveraged exposure to a particular sector, industry or company depending on market conditions. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also may enter into short sales of broad-based stock indices for hedging purposes in an effort to reduce portfolio risk or volatility. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivative positions or for defensive purposes to seek to avoid losses during adverse market conditions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct significant trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. SUMLSM-SUP-0513x0813

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 7, 2012
Registrant Name	dei_EntityRegistrantName	RYDEX SERIES FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000899148
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 7, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 7, 2013
Prospectus Date	rr_ProspectusDate	Aug 1, 2012
Guggenheim U.S. Long Short Momentum Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [TextBlock]	ck0000899148_SupplementTextBlock

RYDEX SERIES FUNDS

U.S. Long Short Momentum Fund (the “Fund”)

Supplement dated May 7, 2013

to the currently effective Statutory and Summary Prospectuses dated August 1, 2012, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Statutory and Summary Prospectuses (together, the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective immediately, the current description of the Fund’s principal investment strategies under the heading “Principal Investment Strategies” will be replaced in its entirety as set forth below. The Fund’s principal investment strategies have been revised to clarify the Fund’s investment methodology takes into consideration particular styles demonstrating positive momentum as well as industries demonstrating positive momentum. The changes to the Fund’s principal investment strategies will have no impact on the Fund’s investment objective, investment policies, or fees and expenses.

PRINCIPAL INVESTMENT STRATEGIES – The Fund seeks to respond to the dynamically changing economy by moving its investments among different industries and styles. The Advisor allocates investments to industries and styles according to several measures of momentum. Companies associated with industries and/or styles demonstrating positive momentum are favored while those experiencing negative momentum are disfavored. The Fund may hold both long and short positions. Equity positions are determined based on their associated industry and style momentum, risk characteristics, and liquidity. The Fund invests in equity securities, including small, mid, and large-capitalization securities, such as U.S. traded common stocks and American Depositary Receipts (“ADRs”), but also may invest in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities of companies included in the different sectors or industries to which the Fund is seeking exposure. The Fund may invest in derivatives to hedge or gain leveraged exposure to a particular sector, industry or company depending on market conditions. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also may enter into short sales of broad-based stock indices for hedging purposes in an effort to reduce portfolio risk or volatility. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivative positions or for defensive purposes to seek to avoid losses during adverse market conditions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct significant trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Supplement Closing [TextBlock]	ck0000899148_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. SUMLSM-SUP-0513x0813